RULE 497(j) TRANSMITTAL LETTER
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                              Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              October 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Capital Appreciation Fund (Reg. No. 33-49583) (811-7061) (the
    "Fund") Post-Effective Amendment No. 11 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 25, 2002.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 8939.

                              Very truly yours,

                              Capital Appreciation Fund

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President

cc: Jason Pogorelic, Ropes and Gray LLP